Income Taxes - Additional Information (Details) - USD ($) $ in Millions		9 Months Ended	12 Months Ended
	Dec. 22, 2017	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Operating Loss Carryforwards [Line Items]
Federal statutory rate	35.00%	21.00%	21.00%	34.00%
Effective income tax rate		0.00%	0.00%	0.00%
Minimum
Operating Loss Carryforwards [Line Items]
Ownership interest		50.00%	50.00%
Domestic tax authority
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards			$ 59.4	$ 51.3
Tax credit carryforwards			0.7	$ 0.7
Description of remeasurement of deferred tax assets and liabilities				21% plus state and local tax
Increase decrease in deferred tax				$ 6.8
State and local jurisdiction
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards			45.6	38.7
Tax credit carryforwards			$ 0.9	$ 0.7